Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016	Sep. 30, 2017 USD ($) Customer	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	$ 85,000		$ 85,000		$ 63,000	$ 22,000
Defined benefit obligation plan	$ 795,000		$ 795,000		$ 837,000	$ 871,000
Supplemental Executive Retirement Plan, tax status	us-gaap:NonqualifiedPlanMember		us-gaap:NonqualifiedPlanMember		us-gaap:NonqualifiedPlanMember	us-gaap:NonqualifiedPlanMember
Supplemental Executive Retirement Plan, funded status	us-gaap:UnfundedPlanMember		us-gaap:UnfundedPlanMember		us-gaap:UnfundedPlanMember	us-gaap:UnfundedPlanMember
Annual benefit payments, year one					$ 64,000
Annual benefit payments, remainder of fiscal year	$ 64,000		$ 64,000
Annual benefit payments, year two	64,000		64,000		64,000
Annual benefit payments, year three	64,000		64,000		64,000
Annual benefit payments, year four	64,000		64,000		64,000
Annual benefit payments, year five	$ 64,000		$ 64,000		64,000
Supplemental Executive Retirement Plan, Type	us-gaap:SupplementalEmployeeRetirementPlanDefinedBenefitMember		us-gaap:SupplementalEmployeeRetirementPlanDefinedBenefitMember
Income tax (benefit) expense	$ 257,000		$ (372,000)
Deferred income tax (benefit)			(947,000)
Uncertain tax positions	$ 0.00		0.00
Checks issued in excess of bank balances as accounts payable					2,052,000	$ 1,785,000
Total restricted cash					535,000	0
Deferred financing costs					1,105,000	2,257,000
Amortization of deferred finance cost			163,000	$ 438,000	545,000	$ 535,000
Loss on debt extinguishment			$ (83,000)		(2,196,000)
Payments of debt issuance costs					1,827,000
Payments of debt extinguishment costs					$ 369,000
Net Sales | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Net Sales | Customer Concentration Risk | Caterpillar Inc and CEG Distributions PTY Ltd
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	37.00%	43.00%	32.00%	34.00%	36.00%	39.00%
Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Maximum insurance policy limit of liability	$ 8,600,000		$ 8,600,000		$ 8,600,000
Accounts Receivable | Customer Concentration Risk | Caterpillar Inc and CEG Distributions PTY Ltd
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			63.00%		64.00%	68.00%
Number of major customers | Customer			2		2
Federal and State
Summary Of Significant Accounting Policies [Line Items]
Income tax (benefit) expense	257,000		$ 575,000
Accrued Other
Summary Of Significant Accounting Policies [Line Items]
Defined benefit obligation plan	64,000		64,000		$ 64,000	$ 64,000
Other Long-Term Liabilities
Summary Of Significant Accounting Policies [Line Items]
Defined benefit obligation plan	$ 731,000		$ 731,000		$ 773,000	$ 807,000
Patents
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives					10 years
Intangible assets expiration year			2023		2023
Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives			10 years		10 years
Property, Plant and Equipment, Useful Life					3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives			25 years		25 years
Property, Plant and Equipment, Useful Life					21 years